Dear Shareholder:

The U.S. economy continues its robust expansion, with Gross Domestic Product (GDP) expanding an estimated 6.9% during the fourth quarter of 1999. As the monthly economic indicators confirmed the brisk pace of growth, the financial markets realized that the Federal Reserve would continue to raise interest rates to prevent the rate of inflation from accelerating. As a result, long-term interest rates, as measured by the yield on the 30-year U.S. Treasury bond, edged upwards from 6.16% at the end of October to 6.75% by January 18th. Although the announcement that the U.S. Treasury would begin to use the growing government surplus to buy back government debt caused prices for 30-year U.S. Treasury bonds to rebound, the bond market, as measured by the Lehman Government/Corporate Bond Index, produced a negative total return of 0.70% for the three months ended January 31st. The stock market, which began to rally in late October, continued to build on those gains during the final two months of 1999. The market gave up some of the gains in January as investors started to focus on the upcoming Federal Reserve meeting in February. As a result, the stock market, as measured by the S&P 500, produced only a modest total return of 2.62% for the same three-month period. Castle Convertible Fund, despite its fixed-income orientation, participated in the stock market rally and produced a return of 2.79% for its first fiscal quarter.

We expect that the U.S. economy will produce solid gains in 2000 but the rate of expansion should slow from the rapid pace produced during the last several years since domestic demand should cool in response to tighter monetary policy and higher energy costs. We expect that signs of a slowdown will be pervasive by the second half of the year. The rate of inflation, as measured by both the overall producer and consumer price indices, has picked up but nearly all of that acceleration has been the result of dramatic gains in the cost of energy. Since the rapid rise in oil prices reflects the pick-up in world economic activity as well as OPEC production cuts, the price hikes are largely a one-time event and, in our view, do not mark an acceleration in the underlying core rate of inflation. Consequently, we anticipate inflation to remain low. We currently expect that the Federal Reserve will remain vigilant and raise short-term interest rates during the first half of the year. We believe the Federal Reserve's activities will make for very volatile markets in the coming months.

                                       Respectfully submitted,




                                       /s/ David D. Alger
                                       -----------------------
                                       David D. Alger
                                       President

March 21, 2000


CASTLE CONVERTIBLE FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2000

Principal      Corporate Convertible
 Amount        Bonds-38.3%                                        Value
-----------------------------------------------------------------------------

               BUSINESS SERVICES-.5%
$  250,000     Checkfree Holdings Corp., Cv.
                Sub. Notes, 6.50%, 12/1/06(a)                     $   263,750
                                                                  -----------

               COMMUNICATION EQUIPMENT-6.0%
   500,000     DSC Communications Corp., Cv.
                Sub. Notes, 7.00%, 8/1/04(a)                          521,250
 1,200,000     DSC Communications Corp., Cv.
                Sub. Notes, 7.00%, 8/1/04                           1,251,000
 1,000,000     Exodus Communications, Inc., Cv.
                Sub. Notes, 4.75%, 5/15/08(a)                       1,753,125
                                                                  -----------
                                                                    3,525,375
                                                                  -----------

               COMMUNICATIONS-2.5%
   250,000     Commscope Inc., Cv. Sub.
                Notes, 4.00%, 12/15/06(a)                             263,750
 1,250,000     Nextel Communications, Inc., Cv.
                Sr. Notes, 5.25%, 1/15/10(a)                        1,193,750
                                                                  -----------
                                                                    1,457,500
                                                                  -----------

               COMPUTER RELATED & BUSINESS
                EQUIPMENT-2.0%
 1,500,000     Quantum Corporation, Cv. Sub.
                Notes, 7.00%, 8/1/04                                1,147,500
                                                                  -----------

               CONSUMER PRODUCTS &
                SERVICES-1.1%
   450,000     Lamar Advertising Co., Cv.
                Sub. Notes, 5.25%, 9/15/06                            641,531
                                                                  -----------

               ENERGY-2.4%
 1,500,000     Kerr-McGee Corp., Cv. Sub.
                Deb., 7.50%, 5/15/14                                1,425,000
                                                                  -----------

               HEALTH CARE-3.6%
   700,000     Alpharma Inc., Cv. Sub. Notes,
                5.75%, 4/1/05                                         819,000
 1,000,000     Sepracor Inc., Cv. Sub. Deb.,
                7.00%, 12/15/05                                     1,312,500
                                                                  -----------
                                                                    2,131,500
                                                                  -----------

               MANUFACTURING-1.9%
 1,250,000     Quanex Corp., Cv. Sub. Deb.,
                6.88%, 6/30/07                                      1,137,500
                                                                  -----------

               PRINTING-2.9%
 1,695,000     Scholastic Corp., Cv. Sub.
                Notes, 5.00%, 8/15/05(a)                            1,690,763
                                                                  -----------

               RETAILING-7.9%
 1,000,000     Amazon.com Inc., Sr. Cv. Sub.
                Notes, 4.75%, 2/1/09(a)                               985,000
 1,500,000     Genesco Inc., Cv. Sub. Notes,
                5.50%, 4/15/05(a)                                   1,126,875
 1,500,000     Michaels Stores Inc., Cv. Sub.
                Deb., 6.75%, 1/15/03                                1,396,875
 1,500,000     Sunglass Hut Inc., Cv. Sub.
                Notes, 5.25%, 6/15/03                               1,162,500
                                                                  -----------
                                                                    4,671,250
                                                                  -----------

               SEMICONDUCTORS-7.5%
   500,000     ASM Lithography Holdings N.V.,
                Cv. Sub. Notes, 4.25%,
                11/30/04(a)                                           640,625
   500,000     Lattice Semiconductor Corp.,
                Cv. Sub. Notes, 4.75%,
                11/1/06(a)                                            703,750
 1,400,000     Micron Technology, Inc., Cv. Sub.
                Notes, 7.00%, 7/1/04                                1,601,250
$1,250,000     Photronics Inc., Cv. Sub. Notes,
                6.00%, 6/1/04                                     $ 1,478,125
                                                                  -----------
                                                                    4,423,750
                                                                  -----------

               Total Corporate Convertible Bonds
                (Cost $20,859,993)                                 22,515,419
                                                                  -----------

               Convertible Preferred
  Shares        Securities-34.3%
-----------------------------------------------------------------------------

               BUILDING & CONSTRUCTION-3.5%
    30,000     Owens Corning Capital LLC,
                $3.25 Monthly Income Pfd.(a)                          978,750
    30,000     TXI Capital Trust I, 5.50%, Cv. Pfd.                 1,072,500
                                                                  -----------
                                                                    2,051,250
                                                                  -----------

               CHEMICALS & PHARMACEUTICALS-1.8%
     1,800     Hercules Trust II, 6.50%, Cv. Pfd.
                        (Crest Units)                               1,035,000
                                                                  -----------

               COMMUNICATIONS-4.6%
     3,000     Emmis Communications
                Corporation, 6.25%, Cv. Pfd.,
                Series A                                              196,688
    20,000     Entercom Communications
                Capital Trust, 6.25%, Cv. Pfd.                      1,380,000
     2,000     McLeodUSA Inc., 6.75%, Cv. Pfd.,
                Series A                                            1,150,437
                                                                  -----------
                                                                    2,727,125
                                                                  -----------

               ENERGY-9.5%
    20,000     Calpine Capital Trust Income
                Equity, 5.75%, Cv. Pfd.                               965,000
    25,000     Hanover Compressor Capital
                Trust, 7.25%, Cv. Pfd.(a)                           1,609,375
    25,000     Newfield Financial Trust I, 6.50%,
                Cv. Pfd., Series A                                  1,212,500
    40,000     Unocal Capital Trust II, 6.25%, Cv. Pfd.             1,790,000

                                                                  -----------
                                                                    5,576,875
                                                                  -----------

               FINANCIAL SERVICES-3.2%
    60,000     CNB Capital Trust I, 6.00%, Cv. Pfd.                 1,890,000
                                                                  -----------

               FOODS & BEVERAGES-1.8%
    30,000     Suiza Capital Trust II, 5.50%, Cv. Pfd.              1,074,375
                                                                  -----------

               PACKAGING PRODUCTS-.8%
     9,000     International Paper Capital
                Trust, 5.25%, Cv. Pfd.                                447,750
                                                                  -----------

                RAILROADS-3.1%
    20,000     Canadian National Railway Co.,
                5.25%, Cv. Pfd.                                       830,000
    25,000     Union Pacific Capital Trust,
                6.25%, Cv. Pfd.                                       993,750
                                                                  -----------
                                                                    1,823,750
                                                                  -----------

               RAW MATERIALS-1.6%
    20,000     Bethlehem Steel Corporation,
                $5.00, Cum., Pfd.                                     951,250
                                                                  -----------

               REAL ESTATE-1.7%
    40,000     Prologis Trust, 7.00%, Cv. Pfd. B                      980,000
                                                                  -----------

               UTILITIES-2.7%
    35,000     El Paso Energy Capital Trust I,
                4.75%, Cv. Pfd. C                                 $ 1,601,250
                                                                  -----------

               Total Convertible Preferred
                Securities (Cost $20,769,655)                      20,158,625
                                                                  -----------

               Mandatory Convertible
                Securities-10.2%

               COMMUNICATIONS-3.4%
    10,000     Cox Communicaitons, Inc., 7.75%
                Exch. Sub. Deb., 11/29/29(b)                        1,040,000
    15,000     Cox Communications, Inc.,
                7.00% Income Prides,
                8/15/02 (b)                                           989,062
                                                                  -----------
                                                                    2,029,062
                                                                  -----------

               ENERGY-3.5%
    30,000     Apache Corp., $2.015
                Depositary Shares
                5/15/02 (b)                                         1,048,125
    60,000     Enron Corp., 7.00%
                Exchangable Notes 7/31/02(b)                        1,020,000
                                                                  -----------
                                                                    2,068,125
                                                                  -----------

               LEISURE & ENTERTAINMENT-1.8%
    20,000     Premier Parks Inc., 7.50%
                Income Equity Securities,
                 4/1/01(b)                                          1,080,000
                                                                  -----------

               RETAILING-1.5%
    25,000     Dollar General STRYPES Trust,
                $3.352, 5/15/01(b)                                    857,813
                                                                  -----------

               Total Mandatory Convertible
                Securities (Cost $5,883,163)                        6,035,000
                                                                  -----------

               COMMUNICATIONS
       121     McLeodUSA Inc. Cl.A*                               $     8,334
                                                                  -----------

               UTILITIES- 7.3%
    28,000     American Electric Power Co., Inc.                      938,000
    28,000     New Century Energies Inc.                              810,250
    50,000     OGE Energy Corp.                                     1,015,625
    68,000    Puget Sound Energy Inc.                               1,530,000
                                                                  -----------
                                                                    4,293,875
                                                                  -----------

               Total Common Stocks
                (Cost $4,007,584)                                   4,302,209
                                                                  -----------

Principal      Short-Term Corporate
 Amount          Notes-10.1%
---------

$2,050,000     A.I. Credit Corporation, 5.54%,
                2/9/00                                              2,047,471
   950,000     Alabama Power Company,
                5.65%, 2/17/00                                        947,613
 1,000,000     BCI Funding Corporation,
                5.61%, 2/11/00                                        998,437
 1,925,000     Caisse Centrale Desjardins du
                Quebec, 5.65%, 2/14/00                              1,921,065
                                                                  -----------

               Total Short-Term Corporate Notes
                (Cost $5,914,586)                                   5,914,586
                                                                  -----------

Total Investments  (Cost $57,434,981)                   100.2%     58,925,839
Liabilities in Excess of Other Assets                    (0.2)       (112,145)
                                                        ---------------------
Total Net Assets                                        100.0%    $58,813,694
                                                        =====================

Net Asset Value Per Share                                         $     26.30
                                                                  ===========

--------------------
*     Non-income producing security.
<Fa>  Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.
<Fb>  These securities are required to be converted on the date listed;
      they generally may be converted prior to this date at the option of the holder.


CASTLE CONVERTIBLE FUND, INC.
SUMMARY OF OPERATIONS
For the three months ended January 31, 2000 (Unaudited)


INVESTMENT INCOME:
  Income:
    Dividends                                                            $  541,554
    Interest                                                                373,817
                                                                         ----------
      Total Income                                                          915,371

      Total Expenses                                                        154,431
                                                                         ----------
NET INVESTMENT INCOME                                                       760,940
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments                        $2,789,322
  Net change in unrealized appreciation of investments    (1,910,459)
                                                          -----------
    Net realized and unrealized gain on investments                         878,863
                                                                         ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $1,639,803
                                                                         ==========


     CASTLE
CONVERTIBLE
      FUND,
       INC.


Board of Directors
Fred M. Alger, Chairman
David D. Alger
Lester L. Colbert, Jr.
Stephen E. O'Neil
Nathan E. Saint-Amand
B. Joseph White
---------------------------------------------------------------------------

Investment Adviser

Fred Alger Management, Inc.
One World Trade Center
Suite 9333
New York, N.Y. 10048
---------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent

Alger Shareholder Services, Inc.
30 Montgomery Street, Box 2001
Jersey City, N.J. 07302-9811
--------------------------------------------------------------------------

This report was prepared for distribution to shareholders and to others who may be interested in current information concerning the Fund. It was not prepared for use, nor is it circulated in connection with any offer to sell, or solicitation of any offer to buy, any securities.


     CASTLE
CONVERTIBLE
      FUND,
       INC.


                              Quarterly Report
                              January 31, 2000